Equity - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Stockholders Equity Note [Line Items]
Percentage of distributions from surplus appropriated as legal reserve or as additional paid-in-capital	10.00%
Percentage of aggregate amount of legal reserve and additional paid-in capital required by companies Act	25.00%
Minimum
Stockholders Equity Note [Line Items]
Required amount of net assets after dividend distributions to shareholders	3